Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents
	March 31, 2018 (Unaudited)	December 31, 2017

Cash and bank deposits	143.6	160.4
Cash equivalents
Bank Deposit Certificate — CDB	356.8	290.8
Investments funds	238.5	311.1

	738.9	762.3